Columbia Variable Portfolio – High Yield Bond Fund
Third Quarter Report
September 30, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Convertible Bonds 0.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 0.5%
NextEra Energy Partners LP(a)
06/15/2026	2.500%	1,468,622	1,431,906
Total Convertible Bonds (Cost $1,421,940)			1,431,906

Corporate Bonds & Notes 95.0%

Aerospace & Defense 2.1%
Allegheny Technologies, Inc.
10/01/2029	4.875%	212,000	208,366
10/01/2031	5.125%	886,000	872,150
Bombardier, Inc.(a)
04/15/2027	7.875%	50,000	50,200
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	429,000	451,986
11/15/2030	9.750%	375,000	412,441
TransDigm, Inc.(a)
03/01/2029	6.375%	932,000	953,319
03/01/2032	6.625%	1,222,000	1,258,889
01/15/2033	6.000%	52,000	52,577
05/31/2033	6.375%	1,104,000	1,119,487
01/31/2034	6.250%	146,000	150,276
01/31/2034	6.750%	722,000	746,573
Total			6,276,264
Airlines 0.9%
American Airlines, Inc.(a)
05/15/2029	8.500%	790,000	824,119
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	422,151	422,361
04/20/2029	5.750%	1,279,753	1,284,883
Total			2,531,363
Automotive 2.8%
American Axle & Manufacturing, Inc.
04/01/2027	6.500%	44,000	44,018
10/01/2029	5.000%	325,000	308,793
American Axle & Manufacturing, Inc.(a),(b)
10/15/2032	6.375%	331,000	330,433
10/15/2033	7.750%	899,000	906,066
Clarios Global LP/US Finance Co.(a)
02/15/2030	6.750%	585,000	604,798
09/15/2032	6.750%	585,000	597,908
Forvia SE(a)
09/15/2033	6.750%	389,000	394,418
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
IHO Verwaltungs GmbH(a),(c)
11/15/2030	7.750%	324,000	340,169
11/15/2032	8.000%	921,000	968,841
Nissan Motor Acceptance Co. LLC(a)
09/30/2030	6.125%	309,000	309,146
Nissan Motor Co., Ltd.(a)
07/17/2032	7.750%	261,000	276,201
07/17/2035	8.125%	763,000	818,578
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	481,000	476,322
03/24/2031	7.500%	702,000	696,800
04/23/2032	6.875%	1,249,000	1,196,633
Total			8,269,124
Banking 0.1%
Ally Financial, Inc.(d)
Subordinated
01/17/2040	6.646%	287,000	286,929
Brokerage/Asset Managers/Exchanges 2.0%
AG Issuer LLC(a)
03/01/2028	6.250%	449,000	449,902
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	834,000	909,915
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	1,035,000	1,040,403
Focus Financial Partners LLC(a)
09/15/2031	6.750%	598,000	612,777
Hightower Holding LLC(a)
04/15/2029	6.750%	565,000	556,574
01/31/2030	9.125%	837,000	892,382
Osaic Holdings, Inc.(a)
08/01/2032	6.750%	558,000	575,631
08/01/2033	8.000%	772,000	800,401
Total			5,837,985
Building Materials 2.1%
LBM Acquisition LLC(a)
01/15/2029	6.250%	310,000	287,092
06/15/2031	9.500%	662,000	698,051
Quikrete Holdings, Inc.(a)
03/01/2032	6.375%	1,018,000	1,054,741
03/01/2033	6.750%	816,000	848,002
QXO Building Products, Inc.(a)
04/30/2032	6.750%	603,000	626,108

Columbia Variable Portfolio – High Yield Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Standard Building Solutions, Inc.(a)
08/15/2032	6.500%	540,000	554,408
08/01/2033	6.250%	341,000	345,738
White Cap Buyer LLC(a)
10/15/2028	6.875%	1,583,000	1,582,986
Total			5,997,126
Cable and Satellite 5.7%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	140,000	139,125
02/01/2028	5.000%	666,000	659,821
06/01/2029	5.375%	571,000	567,283
03/01/2030	4.750%	1,876,000	1,800,303
08/15/2030	4.500%	1,354,000	1,278,888
03/01/2031	7.375%	135,000	139,344
02/01/2032	4.750%	1,029,000	951,779
01/15/2034	4.250%	655,000	566,396
CSC Holdings LLC(a)
02/01/2028	5.375%	220,000	193,600
05/15/2028	11.250%	215,000	198,942
01/31/2029	11.750%	445,000	375,485
02/01/2029	6.500%	330,000	243,763
12/01/2030	4.625%	1,355,000	475,521
02/15/2031	3.375%	753,000	486,245
DISH DBS Corp.
07/01/2028	7.375%	190,000	175,047
06/01/2029	5.125%	335,000	286,470
DISH DBS Corp.(a)
12/01/2028	5.750%	640,000	613,696
DISH Network Corp.(a)
11/15/2027	11.750%	1,680,000	1,778,175
EchoStar Corp.
11/30/2029	10.750%	1,127,209	1,240,228
EchoStar Corp.(c)
11/30/2030	6.750%	628,208	647,490
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	607,000	599,276
08/01/2027	5.000%	299,000	297,598
07/15/2028	4.000%	380,000	367,380
07/01/2030	4.125%	310,000	290,769
Virgin Media Finance PLC(a)
07/15/2030	5.000%	640,000	594,088
VZ Secured Financing BV(a)
01/15/2032	5.000%	1,296,000	1,172,706
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	480,000	435,557
Total			16,574,975
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 6.0%
Ashland LLC(a)
09/01/2031	3.375%	980,000	868,857
Avient Corp.(a)
11/01/2031	6.250%	106,000	107,636
Axalta Coating Systems Dutch Holding B BV(a)
02/15/2031	7.250%	273,000	286,084
Celanese US Holdings LLC
04/15/2030	6.500%	165,000	166,106
07/15/2032	6.879%	194,000	198,484
04/15/2033	6.750%	938,000	933,815
11/15/2033	7.200%	431,000	447,958
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	615,000	626,246
Element Solutions, Inc.(a)
09/01/2028	3.875%	600,000	582,294
HB Fuller Co.
10/15/2028	4.250%	163,000	158,489
Herens Holdco Sarl(a)
05/15/2028	4.750%	707,000	618,049
INEOS Finance PLC(a)
04/15/2029	7.500%	973,000	953,396
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	1,271,000	1,263,528
Innophos Holdings, Inc.(a)
06/15/2029	11.500%	816,825	805,857
Inversion Escrow Issuer LLC(a)
08/01/2032	6.750%	866,000	853,627
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	500,000	480,854
11/15/2028	9.750%	826,000	866,707
10/01/2029	6.250%	745,000	722,987
06/15/2031	7.250%	583,000	591,141
Olympus Water US Holding Corp.(a),(b)
02/15/2033	7.250%	571,000	571,331
Qnity Electronics, Inc.(a)
08/15/2032	5.750%	319,000	321,771
08/15/2033	6.250%	257,000	262,726
SPCM SA(a)
03/15/2027	3.125%	301,000	293,668
Tronox, Inc.(a)
03/15/2029	4.625%	572,000	373,425
09/30/2030	9.125%	537,000	526,115
Columbia Variable Portfolio – High Yield Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WR Grace Holdings LLC(a)
06/15/2027	4.875%	589,000	585,484
08/15/2029	5.625%	1,366,000	1,270,856
03/01/2031	7.375%	677,000	689,923
08/15/2032	6.625%	1,144,000	1,131,261
Total			17,558,675
Construction Machinery 0.9%
Herc Holdings, Inc.(a)
06/15/2030	7.000%	481,000	499,675
06/15/2033	7.250%	1,462,000	1,527,518
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	382,000	390,730
03/15/2031	7.750%	167,000	174,778
Total			2,592,701
Consumer Cyclical Services 1.1%
Arches Buyer, Inc.(a)
06/01/2028	4.250%	444,000	435,105
12/01/2028	6.125%	1,396,000	1,368,741
Garda World Security Corp.(a)
08/01/2032	8.250%	140,000	145,238
Match Group Holdings II LLC(a)
10/01/2031	3.625%	318,000	288,276
Match Group, Inc.(a)
06/01/2028	4.625%	858,000	843,157
Total			3,080,517
Consumer Products 1.4%
CD&R Smokey Buyer, Inc./Radio Systems Corp.(a)
10/15/2029	9.500%	1,016,000	800,484
Newell Brands, Inc.(a)
06/01/2028	8.500%	356,000	377,518
Newell Brands, Inc.
05/15/2030	6.375%	355,000	351,835
05/15/2032	6.625%	699,000	689,806
Opal Bidco SAS(a)
03/31/2032	6.500%	526,000	538,804
Prestige Brands, Inc.(a)
01/15/2028	5.125%	335,000	332,261
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	310,000	285,749
02/01/2032	4.375%	175,000	161,526
Whirlpool Corp.
06/15/2030	6.125%	112,000	112,972
06/15/2033	6.500%	427,000	426,215
Total			4,077,170
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 2.1%
Amsted Industries, Inc.(a)
03/15/2033	6.375%	136,000	139,711
Chart Industries, Inc.(a)
01/01/2030	7.500%	364,000	379,295
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	947,000	974,249
EMRLD Borrower LP/Co-Issuer, Inc.(a)
07/15/2031	6.750%	391,000	406,342
Esab Corp.(a)
04/15/2029	6.250%	295,000	303,173
Gates Corp. (The)(a)
07/01/2029	6.875%	311,000	322,658
Madison IAQ LLC(a)
06/30/2029	5.875%	868,000	857,560
Resideo Funding, Inc.(a)
09/01/2029	4.000%	569,000	543,310
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	257,000	256,371
Wesco Distribution, Inc.(a)
03/15/2033	6.375%	287,000	297,480
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	682,000	691,345
03/15/2029	6.375%	273,000	281,105
03/15/2032	6.625%	691,000	718,926
Total			6,171,525
Electric 4.9%
Alpha Generation LLC(a)
10/15/2032	6.750%	357,000	368,873
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(a)
02/15/2032	6.375%	561,000	574,788
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	594,000	586,630
02/15/2031	3.750%	771,000	707,792
01/15/2032	3.750%	628,000	564,800
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	338,000	318,682
Long Ridge Energy LLC(a)
02/15/2032	8.750%	618,000	635,239
NextEra Energy Operating Partners LP(a)
10/15/2026	3.875%	155,000	152,745
09/15/2027	4.500%	435,000	426,770
01/15/2029	7.250%	489,000	501,838
NRG Energy, Inc.
01/15/2028	5.750%	440,000	440,893

Columbia Variable Portfolio – High Yield Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NRG Energy, Inc.(a)
06/15/2029	5.250%	863,000	860,847
07/15/2029	5.750%	58,000	58,072
02/01/2033	6.000%	312,000	316,706
11/01/2034	6.250%	238,000	244,056
NRG Energy, Inc.(a),(b)
01/15/2034	5.750%	480,000	479,478
01/15/2036	6.000%	480,000	480,214
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	174,000	169,836
PG&E Corp.
07/01/2028	5.000%	260,000	257,564
PG&E Corp.(d)
03/15/2055	7.375%	330,000	339,705
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	1,349,000	1,341,068
01/15/2030	4.750%	446,000	431,076
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	1,099,000	1,099,411
07/31/2027	5.000%	277,000	276,656
10/15/2031	7.750%	922,000	976,867
04/15/2032	6.875%	357,000	373,500
XPLR Infrastructure Operating Partners LP(a)
01/15/2031	8.375%	440,000	461,354
03/15/2033	8.625%	838,000	879,226
Total			14,324,686
Environmental 0.4%
Clean Harbors, Inc.(a)
02/01/2031	6.375%	103,000	105,468
GFL Environmental, Inc.(a)
01/15/2031	6.750%	436,000	456,392
Waste Pro USA, Inc.(a)
02/01/2033	7.000%	686,000	712,536
Total			1,274,396
Finance Companies 4.8%
CrossCountry Intermediate HoldCo LLC(a)
10/01/2030	6.500%	328,000	329,040
GGAM Finance Ltd.(a)
04/15/2029	6.875%	103,000	106,937
03/15/2030	5.875%	1,161,000	1,179,273
goeasy Ltd.(a)
12/01/2028	9.250%	44,000	45,969
07/01/2029	7.625%	381,000	386,450
05/15/2030	6.875%	90,000	89,527
10/01/2030	7.375%	91,000	91,799
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Navient Corp.
03/15/2029	5.500%	579,000	567,768
03/15/2031	11.500%	414,000	467,220
08/01/2033	5.625%	1,229,000	1,121,754
OneMain Finance Corp.
05/15/2029	6.625%	977,000	1,005,458
03/15/2030	7.875%	398,000	420,997
09/15/2030	4.000%	552,000	513,136
05/15/2031	7.500%	475,000	496,960
11/15/2031	7.125%	204,000	211,755
09/15/2032	7.125%	276,000	285,284
03/15/2033	6.500%	791,000	792,234
Provident Funding Associates LP/PFG Finance Corp.(a)
09/15/2029	9.750%	1,325,000	1,401,588
Rocket Cos, Inc.(a)
08/01/2030	6.125%	281,000	288,475
08/01/2033	6.375%	358,000	369,817
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
03/01/2031	3.875%	559,000	522,247
10/15/2033	4.000%	1,252,000	1,143,836
Springleaf Finance Corp.
11/15/2029	5.375%	61,000	60,391
United Wholesale Mortgage LLC(a)
06/15/2027	5.750%	280,000	279,744
04/15/2029	5.500%	182,000	179,802
UWM Holdings LLC(a)
02/01/2030	6.625%	699,000	711,100
03/15/2031	6.250%	878,000	873,974
Total			13,942,535
Food and Beverage 1.6%
Chobani Holdco II LLC(a),(c)
10/01/2029	8.750%	795,182	842,668
Darling Ingredients, Inc.(a)
06/15/2030	6.000%	504,000	509,806
Performance Food Group, Inc.(a)
09/15/2032	6.125%	286,000	293,108
Post Holdings, Inc.(a)
02/15/2032	6.250%	547,000	562,249
10/15/2034	6.250%	321,000	324,723
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	700,000	700,901
04/30/2029	4.375%	498,000	482,862
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	604,000	579,658
US Foods, Inc.(a)
09/15/2028	6.875%	336,000	346,581
Total			4,642,556
Columbia Variable Portfolio – High Yield Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gaming 2.8%
Caesars Entertainment, Inc.(a)
02/15/2030	7.000%	266,000	273,644
02/15/2032	6.500%	1,109,000	1,131,195
10/15/2032	6.000%	483,000	475,639
Churchill Downs, Inc.(a)
05/01/2031	6.750%	540,000	554,161
Light & Wonder International, Inc.(a)
09/01/2031	7.500%	216,000	224,821
10/01/2033	6.250%	594,000	594,934
MGM Resorts International
09/15/2029	6.125%	396,000	402,863
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	296,000	287,970
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	1,090,000	1,021,867
Rivers Enterprise Borrower LLC/Finance Corp.(a)
02/01/2033	6.625%	874,000	890,156
Rivers Enterprise Lender LLC/Corp.(a),(b)
10/15/2030	6.250%	428,000	431,953
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	1,401,000	1,301,632
Voyager Parent LLC(a)
07/01/2032	9.250%	536,000	566,821
Total			8,157,656
Health Care 5.7%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	138,000	136,882
04/15/2029	5.000%	944,000	926,447
03/15/2033	7.375%	468,000	486,305
Avantor Funding, Inc.(a)
07/15/2028	4.625%	429,000	422,070
11/01/2029	3.875%	1,334,000	1,269,298
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	531,000	554,139
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	249,000	243,729
03/15/2029	3.750%	249,000	236,046
03/15/2031	4.000%	306,000	284,898
CHS/Community Health Systems, Inc.(a)
04/15/2029	6.875%	469,000	372,953
05/15/2030	5.250%	808,000	731,264
01/15/2032	10.875%	479,000	507,518
Concentra Escrow Issuer Corp.(a)
07/15/2032	6.875%	434,000	451,148
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DaVita, Inc.(a)
06/01/2030	4.625%	360,000	344,830
07/15/2033	6.750%	415,000	427,888
Indigo Merger Sub, Inc.(a)
07/15/2026	2.875%	50,000	49,203
IQVIA, Inc.(a)
05/15/2030	6.500%	270,000	279,207
06/01/2032	6.250%	665,000	685,541
LifePoint Health, Inc.(a)
10/15/2030	11.000%	199,000	219,366
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%	544,000	558,350
Mozart Debt Merger Sub, Inc.(a)
10/01/2029	5.250%	1,152,000	1,142,444
Select Medical Corp.(a)
12/01/2032	6.250%	676,000	676,297
Star Parent, Inc.(a)
10/01/2030	9.000%	1,328,000	1,406,586
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	727,000	747,413
Teleflex, Inc.(a)
06/01/2028	4.250%	123,000	120,111
Tenet Healthcare Corp.
02/01/2027	6.250%	576,000	576,170
11/01/2027	5.125%	1,798,000	1,796,072
10/01/2028	6.125%	419,000	419,694
06/15/2030	6.125%	446,000	452,184
Total			16,524,053
Independent Energy 4.7%
Baytex Energy Corp.(a)
04/30/2030	8.500%	848,000	872,564
03/15/2032	7.375%	858,000	840,550
Civitas Resources, Inc.(a)
07/01/2028	8.375%	280,000	290,399
11/01/2030	8.625%	130,000	134,562
07/01/2031	8.750%	1,139,000	1,167,299
06/15/2033	9.625%	1,006,000	1,064,231
CNX Resources Corp.(a)
01/15/2029	6.000%	342,000	342,968
03/01/2032	7.250%	394,000	409,009
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	1,394,000	1,394,497
Comstock Resources, Inc.(a)
03/01/2029	6.750%	290,000	289,428
01/15/2030	5.875%	119,000	114,682

Columbia Variable Portfolio – High Yield Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	1,728,000	1,732,122
02/01/2029	5.750%	418,000	412,573
11/01/2033	8.375%	399,000	418,838
02/15/2035	7.250%	966,000	945,235
Matador Resources Co.(a)
04/15/2028	6.875%	333,000	339,999
04/15/2032	6.500%	480,000	485,503
04/15/2033	6.250%	345,000	347,198
Permian Resources Operating LLC(a)
01/15/2032	7.000%	757,000	786,581
02/01/2033	6.250%	349,000	355,598
SM Energy Co.
07/15/2028	6.500%	273,000	274,961
SM Energy Co.(a)
08/01/2029	6.750%	342,000	343,966
08/01/2032	7.000%	429,000	428,914
Total			13,791,677
Leisure 3.4%
Boyne USA, Inc.(a)
05/15/2029	4.750%	436,000	427,799
Carnival Corp.(a)
03/15/2030	5.750%	649,000	662,992
08/01/2032	5.750%	1,119,000	1,139,453
02/15/2033	6.125%	631,000	646,970
Cinemark USA, Inc.(a)
07/15/2028	5.250%	372,000	370,319
08/01/2032	7.000%	200,000	208,365
NCL Corp., Ltd.(a)
01/15/2031	5.875%	783,000	782,869
02/01/2032	6.750%	628,000	646,013
09/15/2033	6.250%	478,000	480,484
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	1,414,000	1,414,054
Six Flags Entertainment Corp./Theme Parks, Inc.(a)
05/01/2032	6.625%	753,000	767,423
Vail Resorts, Inc.(a)
05/15/2032	6.500%	404,000	418,107
Viking Cruises Ltd.(a)
07/15/2031	9.125%	910,000	977,308
Viking Cruises Ltd.(a),(b)
10/15/2033	5.875%	1,004,000	1,003,103
Total			9,945,259
Lodging 1.0%
Hilton Domestic Operating Co., Inc.(a)
03/15/2033	5.875%	294,000	300,366
09/15/2033	5.750%	303,000	307,279
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hilton Grand Vacations Borrower Escrow LLC(a)
07/01/2031	4.875%	370,000	344,781
01/15/2032	6.625%	960,000	974,642
Marriott Ownership Resorts, Inc.(a)
10/01/2033	6.500%	875,000	871,845
Total			2,798,913
Media and Entertainment 3.6%
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	895,000	893,735
06/01/2029	7.500%	640,000	621,776
04/01/2030	7.875%	635,000	666,847
02/15/2031	7.125%	518,000	536,113
03/15/2033	7.500%	527,000	551,614
Gray Media, Inc.(a)
07/15/2032	9.625%	282,000	287,953
08/15/2033	7.250%	205,000	203,343
iHeartCommunications, Inc.(a)
05/01/2029	9.125%	157,700	142,763
05/01/2030	10.875%	180,000	121,563
08/15/2030	7.750%	172,520	143,307
Mav Acquisition Corp.(a)
08/01/2029	8.000%	550,000	560,030
McGraw-Hill Education, Inc.(a)
09/01/2031	7.375%	393,000	408,344
Outfront Media Capital LLC/Corp.(a)
03/15/2030	4.625%	147,000	141,386
02/15/2031	7.375%	670,000	707,150
Roblox Corp.(a)
05/01/2030	3.875%	301,000	287,347
Snap, Inc.(a)
03/01/2033	6.875%	902,000	922,835
03/15/2034	6.875%	751,000	761,102
Univision Communications, Inc.(a)
08/15/2028	8.000%	549,000	568,731
06/30/2030	7.375%	478,000	483,647
WarnerMedia Holdings, Inc.
03/15/2032	4.279%	435,000	398,812
03/15/2042	5.050%	1,246,000	994,070
03/15/2052	5.141%	225,000	167,612
Total			10,570,080
Metals and Mining 2.1%
Alcoa Nederland Holding BV(a)
03/15/2031	7.125%	274,000	287,563
Cleveland-Cliffs, Inc.(a)
11/01/2029	6.875%	225,000	229,452
03/15/2032	7.000%	84,000	84,924
05/01/2033	7.375%	91,000	92,879
Columbia Variable Portfolio – High Yield Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Compass Minerals International, Inc.(a)
07/01/2030	8.000%	271,000	283,556
Constellium SE(a)
04/15/2029	3.750%	906,000	861,733
08/15/2032	6.375%	356,000	363,804
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	289,000	288,243
04/01/2029	6.125%	696,000	701,986
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	1,085,000	1,023,427
Novelis Corp.(a)
01/30/2030	4.750%	1,043,000	1,006,564
08/15/2031	3.875%	267,000	243,185
08/15/2033	6.375%	445,000	449,611
Novelis, Inc.(a)
01/30/2030	6.875%	219,000	226,861
Total			6,143,788
Midstream 6.0%
AmeriGas Partners LP/Finance Corp.(a)
06/01/2030	9.500%	629,000	658,719
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	453,000	466,730
CNX Midstream Partners LP(a)
04/15/2030	4.750%	1,413,000	1,354,702
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	1,281,000	1,336,181
06/30/2033	7.375%	852,000	867,200
Hess Midstream Operations LP(a)
03/01/2028	5.875%	201,000	204,832
10/15/2030	5.500%	163,000	164,111
ITT Holdings LLC(a)
08/01/2029	6.500%	91,000	89,462
NuStar Logistics LP
04/28/2027	5.625%	124,000	124,903
Rockies Express Pipeline LLC(a)
03/15/2033	6.750%	223,000	232,812
Sunoco LP(a),(d),(e)
	7.875%	870,000	885,500
Sunoco LP(a)
05/01/2029	7.000%	543,000	562,302
05/01/2032	7.250%	512,000	537,683
07/01/2033	6.250%	837,000	851,847
TransMontaigne Partners LLC(a)
06/15/2030	8.500%	977,000	1,018,783
Venture Global Calcasieu Pass LLC(a)
08/15/2031	4.125%	601,000	567,508
11/01/2033	3.875%	965,000	870,053
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Venture Global LNG, Inc.(a),(d),(e)
	9.000%	1,336,000	1,322,736
Venture Global LNG, Inc.(a)
02/01/2029	9.500%	344,000	379,291
01/15/2030	7.000%	393,000	406,747
06/01/2031	8.375%	395,000	414,801
02/01/2032	9.875%	369,000	401,797
Venture Global Plaquemines LNG LLC(a)
05/01/2033	7.500%	335,000	370,201
01/15/2034	6.500%	777,000	819,132
05/01/2035	7.750%	650,000	733,741
01/15/2036	6.750%	1,730,000	1,839,324
Total			17,481,098
Oil Field Services 2.3%
Archrock Partners LP/Finance Corp.(a)
09/01/2032	6.625%	348,000	357,217
Kodiak Gas Services LLC(a)
02/15/2029	7.250%	266,000	275,957
10/01/2033	6.500%	419,000	426,518
10/01/2035	6.750%	246,000	252,565
Nabors Industries, Inc.(a)
05/15/2027	7.375%	362,000	367,566
01/31/2030	9.125%	526,000	547,183
08/15/2031	8.875%	773,000	720,047
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	701,231	721,505
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	1,440,952	1,477,755
Transocean, Inc.(a)
05/15/2031	8.500%	540,000	529,335
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	384,000	384,152
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	684,000	706,452
Total			6,766,252
Other Industry 0.2%
Williams Scotsman International, Inc.(a)
08/15/2028	4.625%	290,000	285,045
Williams Scotsman, Inc.(a)
06/15/2029	6.625%	253,000	258,813
04/15/2030	6.625%	160,000	164,639
Total			708,497
Other REIT 1.2%
Ladder Capital Finance Holdings LLLP/Corp.(a)
07/15/2031	7.000%	368,000	386,652

Columbia Variable Portfolio – High Yield Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
10/01/2028	5.875%	570,000	569,279
05/15/2029	4.875%	501,000	488,338
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	167,000	172,228
04/01/2032	6.500%	428,000	440,228
06/15/2033	6.500%	306,000	315,109
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	346,000	342,811
Service Properties Trust
06/15/2029	8.375%	306,000	310,690
XHR LP(a)
05/15/2030	6.625%	421,000	432,534
Total			3,457,869
Packaging 0.8%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	1,390,000	1,285,969
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2030	8.750%	668,000	686,227
04/15/2032	6.750%	276,000	283,485
Total			2,255,681
Pharmaceuticals 1.6%
1261229 BC Ltd.(a)
04/15/2032	10.000%	1,265,000	1,299,093
Bausch Health Companies, Inc.(a)
01/31/2027	8.500%	110,000	109,104
06/01/2028	4.875%	596,000	533,830
09/30/2028	11.000%	151,000	157,537
02/15/2029	6.250%	169,000	131,931
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	1,539,000	1,494,362
Jazz Securities DAC(a)
01/15/2029	4.375%	363,000	353,937
Organon Finance 1 LLC(a)
04/30/2028	4.125%	331,000	319,813
04/30/2031	5.125%	478,000	418,234
Total			4,817,841
Property & Casualty 3.9%
Acrisure LLC/Finance, Inc.(a)
02/01/2029	8.250%	142,000	148,231
08/01/2029	6.000%	683,000	676,521
07/01/2032	6.750%	280,000	288,586
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	6.750%	563,000	564,372
04/15/2028	6.750%	611,000	621,182
10/01/2031	6.500%	319,000	326,705
10/01/2032	7.375%	1,530,000	1,580,244
AmWINS Group, Inc.(a)
02/15/2029	6.375%	272,000	277,362
Ardonagh Finco Ltd.(a)
02/15/2031	7.750%	687,000	718,820
Ardonagh Group Finance Ltd.(a)
02/15/2032	8.875%	1,062,000	1,117,526
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	1,451,000	1,447,458
HUB International Ltd.(a)
01/31/2032	7.375%	545,000	568,793
HUB International, Ltd.(a)
06/15/2030	7.250%	2,112,000	2,203,207
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%	661,000	687,499
Ryan Specialty LLC(a)
08/01/2032	5.875%	287,000	290,399
Total			11,516,905
Railroads 0.8%
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%	854,000	868,614
Watco Cos LLC/Finance Corp.(a)
08/01/2032	7.125%	1,310,000	1,356,107
Total			2,224,721
Restaurants 0.8%
1011778 BC ULC/New Red Finance, Inc.(a)
09/15/2029	5.625%	462,000	468,365
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2029	4.625%	130,000	123,636
01/15/2030	6.750%	1,215,000	1,140,978
Yum! Brands, Inc.
04/01/2032	5.375%	660,000	662,560
Total			2,395,539
Retailers 1.9%
Advance Auto Parts, Inc.(a)
08/01/2030	7.000%	250,000	257,484
08/01/2033	7.375%	255,000	262,989
Asbury Automotive Group, Inc.(a)
02/15/2032	5.000%	201,000	193,056
Columbia Variable Portfolio – High Yield Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Beach Acquisition Bidco LLC(a),(c)
07/15/2033	10.000%	1,002,000	1,082,321
Belron UK Finance PLC(a)
10/15/2029	5.750%	283,000	286,654
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	440,000	427,554
01/15/2030	6.375%	178,000	182,133
Hanesbrands, Inc.(a)
02/15/2031	9.000%	399,000	422,620
L Brands, Inc.
06/15/2029	7.500%	145,000	148,901
L Brands, Inc.(a)
10/01/2030	6.625%	522,000	533,916
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	299,000	292,960
08/01/2031	8.250%	397,000	419,710
Lithia Motors, Inc.(a)
01/15/2031	4.375%	325,000	308,499
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	710,000	649,216
Total			5,468,013
Technology 10.2%
Amentum Escrow Corp.(a)
08/01/2032	7.250%	974,000	1,011,970
Block, Inc.(a)
08/15/2030	5.625%	416,000	421,367
08/15/2033	6.000%	326,000	333,975
Block, Inc.
05/15/2032	6.500%	868,000	898,862
CACI International, Inc.(a)
06/15/2033	6.375%	568,000	586,536
Camelot Finance SA(a)
11/01/2026	4.500%	35,000	34,805
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	171,000	150,954
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	174,000	150,613
Clarivate Science Holdings Corp.(a)
07/01/2029	4.875%	1,223,000	1,155,734
Cloud Software Group, Inc,(a)
08/15/2033	6.625%	142,000	144,657
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	1,899,000	1,967,896
06/30/2032	8.250%	672,000	713,271
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	1,984,000	1,843,359
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ellucian Holdings, Inc.(a)
12/01/2029	6.500%	262,000	266,907
Entegris Escrow Corp.(a)
04/15/2029	4.750%	519,000	514,640
06/15/2030	5.950%	787,000	798,137
Fair Isaac Corp.(a)
05/15/2033	6.000%	466,000	473,532
Gen Digital, Inc.(a)
04/01/2033	6.250%	466,000	477,334
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	1,038,000	1,101,387
HealthEquity, Inc.(a)
10/01/2029	4.500%	823,000	798,774
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	765,000	739,070
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(a)
05/01/2029	8.750%	1,028,000	1,065,155
ION Platform Finance US, Inc.(a),(b)
09/30/2032	7.875%	932,000	925,877
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	298,000	291,946
05/30/2029	9.500%	1,350,000	1,424,230
Iron Mountain Information Management Services, Inc.(a)
07/15/2032	5.000%	395,000	380,601
Iron Mountain, Inc.(a)
09/15/2027	4.875%	427,000	425,045
01/15/2033	6.250%	295,000	300,974
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	1,133,000	1,123,997
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	952,000	1,030,757
NCR Corp.(a)
10/01/2028	5.000%	746,000	734,882
04/15/2029	5.125%	513,000	505,895
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	1,312,000	1,288,012
Picard Midco, Inc.(a)
03/31/2029	6.500%	1,401,000	1,414,343
Science Applications International Corp.(a)
11/01/2033	5.875%	415,000	415,143
Seagate Data Storage Technology Pte Ltd.(a)
12/15/2029	8.250%	311,000	329,423
Shift4 Payments LLC/Finance Sub, Inc.(a)
08/15/2032	6.750%	609,000	629,465
Synaptics, Inc.(a)
06/15/2029	4.000%	605,000	579,270

Columbia Variable Portfolio – High Yield Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UKG, Inc.(a)
02/01/2031	6.875%	535,000	552,160
WEX, Inc.(a)
03/15/2033	6.500%	567,000	579,644
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	1,197,000	1,133,744
Total			29,714,343
Transportation Services 0.5%
Avis Budget Car Rental LLC/Finance, Inc.(a)
02/15/2031	8.000%	664,000	686,243
06/15/2032	8.375%	679,000	711,369
Total			1,397,612
Wireless 1.3%
Altice France Holding SA(a),(f)
02/15/2028	0.000%	1,135,000	402,756
Altice France SA(a)
07/15/2029	5.125%	1,853,000	1,598,643
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	999,000	925,843
07/15/2031	4.750%	982,000	923,410
Total			3,850,652
Wirelines 1.3%
Fibercop SpA(a)
07/18/2036	7.200%	91,000	92,199
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	257,000	268,525
03/15/2031	8.625%	508,000	536,511
Iliad Holding SAS(a)
10/15/2028	7.000%	908,000	924,013
Iliad Holding SASU(a)
04/15/2031	8.500%	264,000	282,621
04/15/2032	7.000%	385,000	392,950
Optics Bidco SpA(a)
06/04/2038	7.721%	314,000	318,789
Windstream Escrow LLC/Finance Corp.(a)
10/01/2031	8.250%	695,000	720,489
Windstream Services LLC(a),(b)
10/15/2033	7.500%	367,000	366,912
Total			3,903,009
Total Corporate Bonds & Notes (Cost $272,874,142)			277,327,985

Exchange-Traded Fixed Income Funds 1.6%
	Shares	Value ($)
High Yield 1.6%
Columbia Short Duration High Yield ETF(g)	50,000	1,019,500
Columbia US High Yield ETF(g)	180,000	3,670,200
Total		4,689,700
Total Exchange-Traded Fixed Income Funds (Cost $4,632,800)		4,689,700

Foreign Government Obligations(h) 0.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.4%
NOVA Chemicals Corp.(a)
11/15/2028	8.500%	272,000	285,190
02/15/2030	9.000%	637,000	683,446
12/01/2031	7.000%	266,000	280,164
Total			1,248,800
Total Foreign Government Obligations (Cost $1,188,906)			1,248,800

Senior Loans 1.6%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.1%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(i),(j)
Term Loan
3-month Term SOFR + 3.250% 05/28/2032	7.575%	301,245	302,375
Building Materials 0.2%
CP Atlas Buyer, Inc.(i),(j)
Tranche B Term Loan
1-month Term SOFR + 5.250% 07/08/2030	9.413%	507,338	495,923
Chemicals 0.4%
Ineos Quattro Holdings UK Ltd.(i),(j)
Tranche B Term Loan
1-month Term SOFR + 4.250% 04/02/2029	8.513%	304,228	274,058
Ineos US Finance LLC(i),(j)
Term Loan
1-month Term SOFR + 3.250% 02/18/2030	7.413%	890,495	803,672
Total			1,077,730
Columbia Variable Portfolio – High Yield Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.2%
Arches Buyer, Inc.(i),(j)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	7.513%	570,508	570,776
Property & Casualty 0.1%
Truist Insurance Holdings LLC(i),(j)
2nd Lien Term Loan
3-month Term SOFR + 4.750% 05/06/2032	8.752%	270,491	275,140
Retailers 0.0%
Hanesbrands, Inc.(i),(j)
Tranche B Term Loan
1-month Term SOFR + 2.750% 03/07/2032	6.913%	120,506	120,808
Technology 0.6%
Ascend Learning LLC(i),(j)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/11/2028	7.163%	745,426	744,337
DCert Buyer, Inc.(i),(j)
2nd Lien Term Loan
1-month Term SOFR + 7.000% 02/19/2029	11.163%	52,667	47,795
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Ellucian Holdings, Inc.(i),(j)
2nd Lien Term Loan
1-month Term SOFR + 4.750% 11/22/2032	8.913%	639,000	652,310
ION Trading Finance Ltd.(i),(j),(k)
Tranche B Term Loan
3-month Term SOFR + 3.500% 04/01/2028	7.502%	181,534	181,422
Total			1,625,864
Total Senior Loans (Cost $4,509,703)			4,468,616

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.265%(g),(l)	3,250,413	3,249,438
Total Money Market Funds (Cost $3,249,273)		3,249,438
Total Investments in Securities (Cost: $287,876,764)		292,416,445
Other Assets & Liabilities, Net		(455,391)
Net Assets		291,961,054
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2025, the total value of these securities amounted to $257,012,620, which represents 88.03% of total net assets.

(b)	Represents a security purchased on a when-issued basis.
(c)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(d)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2025.

(e)	Perpetual security with no specified maturity date.
(f)	Represents a security in default.

Columbia Variable Portfolio – High Yield Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(g)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short Duration High Yield ETF
	—	1,013,250	—	6,250	1,019,500	—	4,762	50,000
Columbia Short-Term Cash Fund, 4.265%
	7,427,587	55,014,212	(59,192,463)	102	3,249,438	(823)	136,633	3,250,413
Columbia US High Yield ETF
	—	3,619,550	—	50,650	3,670,200	—	44,319	180,000
Total	7,427,587			57,002	7,939,138	(823)	185,714

(h)	Principal and interest may not be guaranteed by a governmental entity.
(i)
The stated interest rate represents the weighted average interest rate at September 30, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)	Variable rate security. The interest rate shown was the current rate as of September 30, 2025.
(k)	Represents a security purchased on a forward commitment basis.
(l)	The rate shown is the seven-day current annualized yield at September 30, 2025.
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Variable Portfolio – High Yield Bond Fund  | 2025

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3QT7010_12_D01_(11/25)